Lease (Details) - Schedule of Future Lease Payments ¥ in Thousands	Jun. 30, 2024 CNY (¥)
Schedule of Future Lease Payments [Abstract]
2024	¥ 30,057
2025	21,901
2026	19,979
2027	17,355
2028	18,272
Thereafter	25,250
Total lease payments	132,814
Less: imputed interest	(26,990)
Total lease liabilities	¥ 105,824